Called-up share capital - Treasury shares (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Treasury shares
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	1,426,265	1,482,072	1,614,657
Treasury shares outstanding, beginning of period	$ 356	$ 370	$ 403
Purchases for settlement of employee share plans (in shares)	1,118	757	4,423
Purchases for settlement of employee share plans	$ 0	$ 0	$ 1
Shares re-issued for employee share-based payment plans (in shares)	(167,927)	(148,732)	(137,008)
Shares re-issued for employee share-based payment plans	$ (42)	$ (37)	$ (34)
Balance, end of period (in shares)	1,296,856	1,426,265	1,482,072
Treasury shares outstanding, end of period	$ 323	$ 356	$ 370
Treasury shares
Disclosure of classes of share capital [line items]
Issue of new shares for employee share-based payment plans (in shares)	37,400	92,168	0
Issue of new shares for employee share-based payment plans	$ 9	$ 23	$ 0